Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Entity Registrant Name	KIRBY CORPORATION
Entity Central Index Key	0000056047
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Kirby Corporation (the "Company") is filing this Amendment No. 2 on Form 8-K/A to amend the Current Report on Form 8-K, as initially filed with the Securities and Exchange Commission on October 4, 2021 (the "Initial Form 8-K"), and Amendment No. 1. filed on December 1, 2021 solely to provide certain information called for under Item 5.02(c)(3) that was not previously filed with the Initial Form 8‑K or Amendment No. 1 as it was not determined at the time of filing. Except as provided herein, the disclosures in the Initial Form 8-K and Amendment No. 1 remain unchanged.
Document Period End Date	Oct. 04, 2021
Entity File Number	1-7615
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	74-1884980
Entity Address, Address Line One	55 Waugh Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	435-1000
Title of 12(b) Security	Common Stock
Trading Symbol	KEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false